Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
Revenue	$ 173,773,979	$ 40,710,527
Cost of revenue	(84,975,577)	(59,243,516)
Gross profit (loss)	88,798,402	(18,532,989)
General and administrative expenses	(40,264,849)	(5,134,415)
Gain on disposition of digital assets	182,213	2,815,342
Revaluation of digital assets	0	13,713,962
Operating income (loss)	48,715,766	(7,138,100)
Foreign exchange gain (loss)	(3,142,906)	408,832
Finance expense	(1,355,346)	(2,449,167)
Finance income	2,853,716	8,301
Loss on revaluation of warrant liability	(114,161,368)	0
Reversal of impairment	0	13,155,936
Other gain	0	5,645
Net (loss) income before tax	(67,090,138)	3,991,447
Deferred income tax (expense) recovery	(5,620,296)	15,048,707
Net (loss) income	(72,710,434)	19,040,154
Other comprehensive income
Revaluation gain on digital assets, net of taxes	57,859,417	45,680,940
Total comprehensive income (loss)	$ (14,851,017)	$ 64,721,094
Earnings (loss) per share:
Basic (in dollars per share) | (per share)	$ (0.54)	$ 0.20
Diluted (in dollars per share) | (per share)	$ (0.54)	$ 0.20